Note 7. Property Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment consists of the following:

	As of December 31,
	2014	2013
In millions
Land	$11.9	$5.6
Software	33.0	31.3
Buildings and improvements	286.0	322.2
Machinery and equipment	1,563.6	1,670.5
Solar energy systems	4,709.3	1,686.1
Total property, plant and equipment in service, at cost	$6,603.8	$3,715.7
Less accumulated depreciation	(1,360.5)	(1,120.0)
Total property, plant and equipment in service, net	$5,243.3	$2,595.7
Construction in progress – non solar energy systems	874.8	79.4
Construction in progress – solar energy systems	956.2	447.8
Total property, plant and equipment, net	$7,074.3	$3,122.9